Expenses by nature and function (Tables)	12 Months Ended
Dec. 31, 2022
Expenses By Nature And Function
Schedule of Expenses by nature and function

	2022	2021	2020

Classification by nature:
Raw materials other inputs	(73,181,706)	(63,570,499)	(37,913,921)
Personnel expenses	(3,223,477)	(3,478,323)	(3,074,305)
Outsourced services	(3,411,818)	(3,193,970)	(2,219,413)
Depreciation and amortization	(4,733,165)	(4,178,433)	(4,048,081)
Freights	(4,034,901)	(2,966,229)	(2,321,740)
Idle industrial plants	(414,441)	(338,987)	(518,528)
Provision - geological event in Alagoas (Note 26)	(1,520,019)	(1,339,765)	(6,901,828)
PIS and Cofins credits - exclusion of ICMS from the calculation basis		1,031,099	310,557
Other income	507,333	1,843,153	440,192
Other general and administrative expenses	(2,269,865)	(3,394,344)	(2,348,921)
Total	(92,282,059)	(79,586,298)	(58,595,988)

Classification by function:
Cost of products sold	(85,160,548)	(73,568,231)	(47,331,414)
Selling and distribution	(2,108,417)	(2,055,640)	(1,852,055)
(Loss) reversals for impairment of trade accounts receivable	(38,426)	(8,914)	(55,252)
General and administrative	(2,763,983)	(2,522,127)	(1,918,747)
Research and development	(374,493)	(296,583)	(250,648)
Other income (i)	507,333	1,534,487	750,749
Other expenses (ii)	(2,343,525)	(2,669,290)	(7,938,621)
Total	(92,282,059)	(79,586,298)	(58,595,988)

(i)	In 2021 and 2020, refers mainly to the final and unappealable decision of lawsuits claiming the exclusion of ICMS from PIS/COFINS calculation base totaling R$1,031,099 and R$310,557, respectively. In 2022, lawsuits with favorable decisions for Braskem claiming the recovery of taxes in the amount of R$123,202, and financial penalty on the feedstock supply agreement in the amount of R$119,576.
(ii)	Mainly refers to provisions for Alagoas in the amount of R$1,520,019 (2021: R$1,339,765 and 2020: R$6,901,828), provisions for reparation of environmental damages in the amount of R$238,700 (2021: R$588,110 and 2020: R$306,275) and financial penalties on sale agreements in the amount of R$22,453 (2021: R$344,902 and 2020: R$4,008).